ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2023
Accounts Payable And Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [Text Block]	17. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
	As at December 31,
	2023	2022
Trade payables	28,557	31,719
Accrued liabilities	43,191	34,997
	71,748	66,716